Citigroup Mortgage Loan Trust 2023-RP1 ABS-15G

Exhibit 99.1 - Schedule 8b

Exception Summary (Loan Grades)
Run Date - 2/14/2023 10:09:26 AM

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Collection Comments - Incomplete -	269	0	0	0	0	269
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	30	0	0	0	0	30
		Cease and Desist Request Received From Mortgagor or 3rd Party	17	0	0	0	0	17
		Title Issue -	6	0	0	0	0	6
		RFD - Borrower Illness	5	0	0	0	0	5
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	4	0	0	0	0	4
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	3	0	0	0	0	3
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	1	0	0	0	0	1
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Delinquency Status does not = Bankruptcy and Current Bankruptcy Status is Active	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	337	0	0	0	0	337